EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
EARNINGS PER SHARE [Abstract]
Net earnings per ordinary share attributable to equity holders of group
The net earnings per ordinary share were determined based on the net income attributable to equity holders of the Group as follows:

	2021	2020	2019
Net income attributable to equity holders of Credicorp (in thousands of Soles)	3,584,582	346,894	4,265,304

Number of stock
Ordinary stock, note 18(a)	94,382,317	94,382,317	94,382,317
Less – opening balance of treasury stock	(14,914,734)	(14,872,164)	(14,883,274)
Sale (acquisition) of treasury stock, net	26,604	(99,716)	(9,737)
Weighted average number of ordinary shares for basic earnings	79,494,187	79,410,437	79,489,306
Plus - dilution effect - stock awards	182,208	212,438	194,213
Weighted average number of ordinary shares adjusted for the effect of dilution	79,676,395	79,622,875	79,683,519

Basic earnings per share (in Soles)	45.09	4.37	53.66
Diluted earnings per share (in Soles)	44.99	4.36	53.53